NET (LOSS)/INCOME PER SHARE - Schedule Of Basic And Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator
Net (loss)/income	¥ 107,245	$ 15,548	¥ (1,071,074)	¥ (941,895)
Accretion on convertible redeemable preferred shares to redemption value | ¥			(164,065)	(283,981)
Net (loss)/income attributable to ordinary shareholders	¥ 107,245	$ 15,548	¥ (1,235,139)	¥ (1,225,876)
Weighted average number of ordinary shares used in computing net loss per share
- Basic	868,941,151	868,941,151	529,343,027	111,172,986
Dilutive effect of share-based awards	43,200,840	43,200,840
- Diluted	912,141,991	912,141,991	529,343,027	111,172,986
Net loss per share attributable to ordinary shareholders
- Basic | (per share)	¥ 0.12	$ 0.02	¥ (2.33)	¥ (11.03)
- Diluted | (per share)	¥ 0.12	$ 0.02	¥ (2.33)	¥ (11.03)